Deferred tax assets and liabilities, Deferred Tax Assets and Liabilities (Details) - AUD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets [Abstract]
Balance at the beginning	$ 24,372	$ 9,209
Set-off of deferred tax liabilities pursuant to set-off provisions	(9,763)	(3,920)
(Charged)/credited to profit and loss	32,128	15,163
Balance at the end	56,500	24,372
Net deferred tax assets	46,737	20,452
Deferred tax liabilities [Abstract]
Balance at the beginning	3,920	5,238
Set-off of deferred tax assets pursuant to set-off provisions	(9,763)	(3,920)
Net deferred tax liabilities	9,381	0
(Charged)/credited on acquisition	9,381
(Charged)/credited to profit and loss	5,843	(1,318)
Balance at the end	19,144	3,920
Tax Losses [Member]
Deferred tax assets [Abstract]
Balance at the beginning	0	4,400
(Charged)/credited to profit and loss	1,877	(4,400)
Balance at the end	1,877	0
Intangible Assets [Member]
Deferred tax assets [Abstract]
Balance at the beginning	8,294	2,434
(Charged)/credited to profit and loss	(8,294)	5,860
Balance at the end	0	8,294
Deferred tax liabilities [Abstract]
Balance at the beginning	2,376	3,634
(Charged)/credited on acquisition	9,381
(Charged)/credited to profit and loss	(585)	(1,258)
Balance at the end	11,172	2,376
Employee Benefit Obligations [Member]
Deferred tax assets [Abstract]
Balance at the beginning	2,791	1,052
(Charged)/credited to profit and loss	3,675	1,739
Balance at the end	6,466	2,791
Lease Liabilities [Member]
Deferred tax assets [Abstract]
Balance at the beginning	1,780	803
(Charged)/credited to profit and loss	250	977
Balance at the end	2,030	1,780
Inventories [Member]
Deferred tax assets [Abstract]
Balance at the beginning	10,976	363
(Charged)/credited to profit and loss	26,629	10,613
Balance at the end	37,605	10,976
Other [Member]
Deferred tax assets [Abstract]
Balance at the beginning	531	157
(Charged)/credited to profit and loss	7,991	374
Balance at the end	8,522	531
Right-of-Use Asset [Member]
Deferred tax liabilities [Abstract]
Balance at the beginning	1,544	1,604
(Charged)/credited on acquisition	0
(Charged)/credited to profit and loss	830	(60)
Balance at the end	2,374	1,544
Unrealized Foreign Exchange Gains [Member]
Deferred tax liabilities [Abstract]
Balance at the beginning	0	0
(Charged)/credited on acquisition	0
(Charged)/credited to profit and loss	5,598	0
Balance at the end	$ 5,598	$ 0